Assets held for sale (Tables)	12 Months Ended
Dec. 31, 2023
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Summary of Assets Held for Sale

	2023 £m	2022 £m
Property, plant and equipment	60	83
Other	16	15
	76	98